Employee benefits - Defined benefit plans - Net expense location (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Net expense	€ (889)	€ (452)	€ (576)
o/w expenses in operating income	(873)	(431)	(548)
o/w expenses in finance costs	(16)	€ (21)	€ (28)
Annuity-based defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net expense	(3)
o/w expenses in operating income	(2)
o/w expenses in finance costs	(1)
Capital-based defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net expense	(64)
o/w expenses in operating income	(48)
o/w expenses in finance costs	(16)
Other post-employment benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Net expense	(2)
o/w expenses in operating income	(1)
o/w expenses in finance costs	(1)
French part-time for seniors plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net expense	(770)
o/w expenses in operating income	(773)
o/w expenses in finance costs	3
Other long-term benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Net expense	(50)
o/w expenses in operating income	(49)
o/w expenses in finance costs	€ (1)